CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income	$ 505,073	$ 576,299	$ 559,210
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization of right-of-use assets	148,344	129,287	134,271
Amortization of deferred drydocking and special survey costs	29,161	18,663	12,170
Amortization of assumed time charters	(4,534)	(21,222)	(56,699)
Amortization of finance costs	2,326	2,201	8,564
Debt discount amortization			2,956
Prior service cost and periodic cost	1,426	1,613	7,846
Loss/(gain) on investments	25,179	(17,867)	176,386
Equity loss on investments	1,629	3,993
Loss/(gain) on debt extinguishment	0	2,254	(4,351)
Net gain on disposal/sale of vessels	(8,332)	(1,639)	(37,225)
Payments for drydocking and special survey costs deferred	(50,568)	(31,121)	(29,939)
Stock based compensation	14,558	12,680	5,972
Amortization of deferred realized losses on interest rate swaps	3,632	3,622	3,622
(Increase)/Decrease in:
Accounts receivable	(5,403)	(4,296)	1,483
Inventories	630	(8,412)	(3,520)
Prepaid expenses	13	(603)	720
Due from related parties	(1,141)	(17,429)	(12,127)
Other assets, current and non-current	21,267	7,812	(52,347)
Increase/(Decrease) in:
Accounts payable	7,060	(390)	5,580
Accrued liabilities	3,186	236	280
Unearned revenue, current and long-term	(46,857)	(77,534)	158,255
Other liabilities, current and long-term	(24,899)	(1,855)	53,634
Net cash provided by operating activities	621,750	576,292	934,741
Cash flows from investing activities
Vessels additions and advances for vessels under construction	(659,343)	(268,035)	(199,135)
Net proceeds and insurance proceeds from disposal/sale of vessels	10,196	3,914	129,069
Proceeds from sale of investments			246,638
Investments in affiliates/marketable securities	(1,642)	(74,407)
Net cash provided by/(used in) investing activities	(650,789)	(338,528)	176,572
Cash flows from financing activities
Proceeds from long-term debt, net	362,000		182,726
Payments of long-term debt	(27,970)	(27,500)	(892,928)
Payments of leaseback obligation		(72,925)	(153,546)
Dividends paid	(62,807)	(60,696)	(61,483)
Payments of accumulated accrued interest			(3,373)
Finance costs	(7,277)	(1,892)	(16,244)
Repurchase of common stock	(53,332)	(70,610)	(28,553)
Net cash provided by/(used in) financing activities	210,614	(233,623)	(973,401)
Net increase in cash and cash equivalents	181,575	4,141	137,912
Cash and cash equivalents, beginning of year	271,809	267,668	129,756
Cash and cash equivalents, end of year	453,384	271,809	267,668
Supplemental cash flow information
Cash paid for interest, net of amounts capitalized	$ 21,572	$ 18,076	$ 53,954